                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21482
                                   ---------------------------------------------

                             AIG Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: October 31
                        --------------------------

Date of reporting period:  October 31, 2007
                         -------------------------

Item 1. Reports to Stockholders

       2007 ANNUAL REPORT


     High Watermark Funds
     2010 High Watermark Fund
     2015 High Watermark Fund
     2020 High Watermark Fund


                                    [GRAPHIC]



                                    [LOGO]
  AIG  SunAmerica
       Mutual Funds
  www.sunamericafunds.com
  live longer retire stronger\sm\

                        Table of Contents

          MESSAGE FROM THE PRESIDENT.............................  1
          EXPENSE EXAMPLE........................................  2
          STATEMENT OF ASSETS AND LIABILITIES....................  4
          STATEMENT OF OPERATIONS................................  6
          STATEMENT OF CHANGES IN NET ASSETS.....................  7
          FINANCIAL HIGHLIGHTS...................................  8
          PORTFOLIO OF INVESTMENTS............................... 11
          NOTES TO FINANCIAL STATEMENTS.......................... 16
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 26
          APPROVAL OF ADVISORY AGREEMENTS AND SUBADVISORY
          AGREEMENTS............................................. 27
          SHAREHOLDER TAX INFORMATION............................ 31
          FUNDS PORTFOLIO COMMENTARY............................. 32
          TRUSTEE AND OFFICER INFORMATION........................ 38

        A Message from the President

Dear Shareholders,

We are pleased to present you with the financial report for the High Watermark Funds for the annual period ending October 31, 2007.

The financial markets faced many challenges during the annual period. Rising energy prices, deterioration in the housing market, concerns in the sub-prime mortgage market which has lead to a credit crisis and a Federal Reserve easing of interest rates in September are among the major events of the period. Much uncertainty still hangs over both the equity and fixed income markets as a debate over whether the US is heading into a recession is waged.

The High Watermark Funds provide investors with risk-controlled exposure to the S&P 500. This benefit is obtained through the utilization of proprietary methodology developed by the Funds' subadviser, Trajectory Asset Management LLC. In addition, subject to certain conditions, the Funds offer another unique benefit to preserve both principal and investment gains over the life of each Fund.

These funds do not purchase individual securities but rather invest in S&P 500 Index Futures and related options and high-quality, fixed-income instruments. Therefore, it is important to understand the broad movements of the S&P 500, the U.S. Government bond market, and each Fund's asset allocation in order to evaluate their performance. The commentary from the Trajectory portfolio team enclosed in this report provides useful information.

We believe these Funds are ideal vehicles for retirement savings, college savings or any savings goal with a set time horizon. Furthermore, we believe that the High Watermark Funds can play an important role within diversified portfolios. Be sure to sit down with your financial adviser to review your portfolio.

We thank you for including AIG SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.
--------
The Adviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolios' exposures to equity markets via futures contracts. Under certain circumstances, the Funds may be required to invest 100% of their assets in U.S. government securities. In these circumstances, the Funds may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed-income securities reduces the Funds' ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities. Asset allocation does not guarantee a profit nor does it protect against loss.

The High Watermark Funds' payment undertaking is backed by a master agreement ("Master Agreement") between AIG Series Trust on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"). PGF's obligations are backed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The payment undertaking does not apply to shares redeemed prior to the protected maturity date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the master agreement (master agreement risk), or the Board of Trustees determines that it is in the best interests of shareholders to liquidate a High Watermark Fund (early Fund termination risk), shareholders will receive upon redemption the then-current NAV, which may be lower than the current high watermark value. Neither the High Watermark Funds nor AIG SunAmerica Asset Management Corp. is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expense and could lower fund performance. If the Master Agreement is terminated the fee payable under a new agreement may be higher.

The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the AIG Series Trust (the "Trust"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at May 1, 2007 and held until October 31, 2007.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months ended October 31, 2007" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended October 31, 2007" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended October 31, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended October 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months ended October 31, 2007" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended October 31, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended October 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        AIG Series Trust
        EXPENSE EXAMPLE -- October 31, 2007 -- (unaudited) (continued)

                                      Actual                                  Hypothetical
                     ----------------------------------------- ------------------------------------------
                                 Ending Account  Expenses Paid           Ending Account
                     Beginning    Value Using     During the   Beginning  Value Using a   Expenses Paid
                     Account at Actual Return at  Six Months    Market   Hypothetical 5%    During the      Expense
                       May 1,     October 31,        Ended     Value at  Assumed Return  Six Months Ended Ratio as of
                        2007          2007        October 31,   May 1,   at October 31,    October 31,    October 31,
                       Value     Actual Return       2007        2007         2007             2007          2007
                     ---------- ---------------- ------------- --------- --------------- ---------------- -----------
2010 High Watermark
 Fund
 Class A#........... $1,000.00     $1,031.95        $ 8.45     $1,000.00    $1,016.89         $ 8.39         1.65%
 Class C#........... $1,000.00     $1,028.13        $11.76     $1,000.00    $1,013.61         $11.67         2.30%
 Class I#........... $1,000.00     $1,034.78        $ 6.05     $1,000.00    $1,019.26         $ 6.01         1.18%
2015 High Watermark
 Fund
 Class A#........... $1,000.00     $1,045.54        $ 8.51     $1,000.00    $1,016.89         $ 8.39         1.65%
 Class C#........... $1,000.00     $1,041.22        $11.83     $1,000.00    $1,013.61         $11.67         2.30%
 Class I#........... $1,000.00     $1,047.20        $ 6.09     $1,000.00    $1,019.26         $ 6.01         1.18%
2020 High Watermark
 Fund
 Class A#........... $1,000.00     $1,044.42        $ 8.50     $1,000.00    $1,016.89         $ 8.39         1.65%
 Class C#........... $1,000.00     $1,040.21        $11.83     $1,000.00    $1,013.61         $11.67         2.30%
 Class I#........... $1,000.00     $1,046.92        $ 6.09     $1,000.00    $1,019.26         $ 6.01         1.18%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and, the "Actual/Hypothetical Expenses Paid During the Six Months ended October 31, 2007" and the "Expense Ratios" would have been higher.

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2007

                                                                                                            2010 High
                                                                                                            Watermark
                                                                                                           ------------
ASSETS:
Long-term investment securities, at value* (unaffiliated)................................................. $192,476,692
Short-term investment securities, at value* (unaffiliated)................................................   45,915,505
Repurchase agreements (cost approximates market value)....................................................      141,000
                                                                                                           ------------
  Total investments.......................................................................................  238,533,197
                                                                                                           ------------
Cash......................................................................................................          510
Receivable for:
  Shares of beneficial interest sold......................................................................      181,044
  Dividends and interest..................................................................................           10
  Variation margin on futures contracts...................................................................    1,067,850
Prepaid expenses and other assets.........................................................................        2,241
Due from investment adviser for expense reimbursements/fee waivers........................................           --
                                                                                                           ------------
  Total assets............................................................................................  239,784,852
                                                                                                           ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................................................................      211,901
  Investments purchased...................................................................................           --
  Options written, at value@..............................................................................      114,188
  Investment advisory and management fees.................................................................      131,994
  Distribution and service maintenance fees...............................................................      129,234
  Transfer agent fees and expenses........................................................................       64,618
  Trustees' fees and expenses.............................................................................        8,546
  Other accrued expenses..................................................................................      144,259
  Dividends Payable.......................................................................................           --
  Variation margin on futures contracts...................................................................           --
  Due to investment adviser for expense recoupment........................................................       28,361
                                                                                                           ------------
  Total liabilities.......................................................................................      833,101
                                                                                                           ------------
   Net assets............................................................................................. $238,951,751
                                                                                                           ============
NET ASSETS REPRESENTED BY:
Paid-in capital...........................................................................................  227,804,929
Accumulated undistributed net investment income (loss)....................................................    5,283,362
Accumulated undistributed net realized gain (loss) on investments, futures contracts and options contracts    3,619,899
Unrealized appreciation (depreciation) on investments.....................................................    1,284,292
Unrealized appreciation (depreciation) on futures contracts and options contracts.........................      959,269
                                                                                                           ------------
Net assets................................................................................................ $238,951,751
                                                                                                           ============
*Cost
  Long-term investment securities (unaffiliated).......................................................... $191,206,532
                                                                                                           ============
  Short-term investment securities (unaffiliated)......................................................... $ 45,901,373
                                                                                                           ============
@Premiums received on options written..................................................................... $    307,596
                                                                                                           ============

                                                                                                            2015 High
                                                                                                            Watermark
                                                                                                           ------------
ASSETS:
Long-term investment securities, at value* (unaffiliated)................................................. $100,308,228
Short-term investment securities, at value* (unaffiliated)................................................   79,497,660
Repurchase agreements (cost approximates market value)....................................................      133,000
                                                                                                           ------------
  Total investments.......................................................................................  179,938,888
                                                                                                           ------------
Cash......................................................................................................          753
Receivable for:
  Shares of beneficial interest sold......................................................................      272,006
  Dividends and interest..................................................................................            9
  Variation margin on futures contracts...................................................................    1,937,250
Prepaid expenses and other assets.........................................................................        1,818
Due from investment adviser for expense reimbursements/fee waivers........................................       59,687
                                                                                                           ------------
  Total assets............................................................................................  182,210,411
                                                                                                           ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................................................................      291,083
  Investments purchased...................................................................................           --
  Options written, at value@..............................................................................      289,363
  Investment advisory and management fees.................................................................       99,102
  Distribution and service maintenance fees...............................................................       80,288
  Transfer agent fees and expenses........................................................................       47,672
  Trustees' fees and expenses.............................................................................        3,931
  Other accrued expenses..................................................................................      122,926
  Dividends Payable.......................................................................................           --
  Variation margin on futures contracts...................................................................           --
  Due to investment adviser for expense recoupment........................................................           --
                                                                                                           ------------
  Total liabilities.......................................................................................      934,365
                                                                                                           ------------
   Net assets............................................................................................. $181,276,046
                                                                                                           ============
NET ASSETS REPRESENTED BY:
Paid-in capital...........................................................................................  166,505,917
Accumulated undistributed net investment income (loss)....................................................    4,210,730
Accumulated undistributed net realized gain (loss) on investments, futures contracts and options contracts    8,395,595
Unrealized appreciation (depreciation) on investments.....................................................      440,347
Unrealized appreciation (depreciation) on futures contracts and options contracts.........................    1,723,457
                                                                                                           ------------
Net assets................................................................................................ $181,276,046
                                                                                                           ============
*Cost
  Long-term investment securities (unaffiliated).......................................................... $ 99,901,224
                                                                                                           ============
  Short-term investment securities (unaffiliated)......................................................... $ 79,464,317
                                                                                                           ============
@Premiums received on options written..................................................................... $    504,856
                                                                                                           ============

                                                                                                            2020 High
                                                                                                            Watermark
                                                                                                           -----------
ASSETS:
Long-term investment securities, at value* (unaffiliated)................................................. $36,326,170
Short-term investment securities, at value* (unaffiliated)................................................  33,205,851
Repurchase agreements (cost approximates market value)....................................................     119,000
                                                                                                           -----------
  Total investments.......................................................................................  69,651,021
                                                                                                           -----------
Cash......................................................................................................         960
Receivable for:
  Shares of beneficial interest sold......................................................................      40,927
  Dividends and interest..................................................................................           8
  Variation margin on futures contracts...................................................................     807,453
Prepaid expenses and other assets.........................................................................       1,311
Due from investment adviser for expense reimbursements/fee waivers........................................      33,021
                                                                                                           -----------
  Total assets............................................................................................  70,534,701
                                                                                                           -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................................................................      87,221
  Investments purchased...................................................................................          --
  Options written, at value@..............................................................................      64,400
  Investment advisory and management fees.................................................................      38,480
  Distribution and service maintenance fees...............................................................      28,198
  Transfer agent fees and expenses........................................................................      20,677
  Trustees' fees and expenses.............................................................................       1,692
  Other accrued expenses..................................................................................      69,079
  Dividends Payable.......................................................................................          --
  Variation margin on futures contracts...................................................................          --
  Due to investment adviser for expense recoupment........................................................          --
                                                                                                           -----------
  Total liabilities.......................................................................................     309,747
                                                                                                           -----------
   Net assets............................................................................................. $70,224,954
                                                                                                           ===========
NET ASSETS REPRESENTED BY:
Paid-in capital...........................................................................................  64,014,789
Accumulated undistributed net investment income (loss)....................................................   1,766,274
Accumulated undistributed net realized gain (loss) on investments, futures contracts and options contracts   3,952,882
Unrealized appreciation (depreciation) on investments.....................................................    (121,648)
Unrealized appreciation (depreciation) on futures contracts and options contracts.........................     612,657
                                                                                                           -----------
Net assets................................................................................................ $70,224,954
                                                                                                           ===========
*Cost
  Long-term investment securities (unaffiliated).......................................................... $36,456,931
                                                                                                           ===========
  Short-term investment securities (unaffiliated)......................................................... $33,196,738
                                                                                                           ===========
@Premiums received on options written..................................................................... $    50,426
                                                                                                           ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF ASSETS AND LIABILITIES -- October 31, 2007 -- (continued)

                                                                                                                      2010 High
                                                                                                                      Watermark
                                                                                                                     ------------
Class A (unlimited shares authorized):
Net assets.......................................................................................................... $102,735,695
Shares of beneficial interest issued and outstanding................................................................    9,633,898
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge).......... $      10.66
Maximum sales charge (5.75% of offering price)......................................................................         0.65
                                                                                                                     ------------
Maximum offering price to public.................................................................................... $      11.31
                                                                                                                     ============
Class C (unlimited shares authorized):
Net assets.......................................................................................................... $108,832,800
Shares of beneficial interest issued and outstanding................................................................   10,262,886
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge) $      10.60
                                                                                                                     ============
Class I (unlimited shares authorized):
Net assets.......................................................................................................... $ 27,383,256
Shares of beneficial interest issued and outstanding................................................................    2,556,927
Net asset value, offering and redemption price per share............................................................ $      10.71
                                                                                                                     ============

                                                                                                                      2015 High
                                                                                                                      Watermark
                                                                                                                     ------------
Class A (unlimited shares authorized):
Net assets.......................................................................................................... $100,198,622
Shares of beneficial interest issued and outstanding................................................................    8,559,335
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge).......... $      11.71
Maximum sales charge (5.75% of offering price)......................................................................         0.71
                                                                                                                     ------------
Maximum offering price to public.................................................................................... $      12.42
                                                                                                                     ============
Class C (unlimited shares authorized):
Net assets.......................................................................................................... $ 53,232,402
Shares of beneficial interest issued and outstanding................................................................    4,579,263
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge) $      11.62
                                                                                                                     ============
Class I (unlimited shares authorized):
Net assets.......................................................................................................... $ 27,845,022
Shares of beneficial interest issued and outstanding................................................................    2,367,021
Net asset value, offering and redemption price per share............................................................ $      11.76
                                                                                                                     ============

                                                                                                                      2020 High
                                                                                                                      Watermark
                                                                                                                     -----------
Class A (unlimited shares authorized):
Net assets.......................................................................................................... $41,678,904
Shares of beneficial interest issued and outstanding................................................................   3,476,075
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge).......... $     11.99
Maximum sales charge (5.75% of offering price)......................................................................        0.73
                                                                                                                     -----------
Maximum offering price to public.................................................................................... $     12.72
                                                                                                                     ===========
Class C (unlimited shares authorized):
Net assets.......................................................................................................... $15,411,356
Shares of beneficial interest issued and outstanding................................................................   1,294,967
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge) $     11.90
                                                                                                                     ===========
Class I (unlimited shares authorized):
Net assets.......................................................................................................... $13,134,694
Shares of beneficial interest issued and outstanding................................................................   1,090,039
Net asset value, offering and redemption price per share............................................................ $     12.05
                                                                                                                     ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF OPERATIONS -- For the year ended October 31, 2007

                                                                                             2010 High    2015 High
                                                                                             Watermark    Watermark
                                                                                            -----------  -----------
INCOME:
Interest (unaffiliated).................................................................... $11,445,745  $ 7,993,020
                                                                                            -----------  -----------
Expenses:
  Investment advisory and management fees..................................................   1,707,601    1,095,800
  Distribution and service maintenance fees:
   Class A.................................................................................     400,148      323,319
   Class C.................................................................................   1,205,660      496,094
  Service fees Class I.....................................................................      69,535       66,496
  Transfer agent fees and expenses:
   Class A.................................................................................     273,240      222,513
   Class C.................................................................................     288,320      121,372
   Class I.................................................................................      62,741       60,142
  Registration fees:
   Class A.................................................................................      22,155       26,360
   Class C.................................................................................      23,001       18,230
   Class I.................................................................................       3,844        3,555
  Custodian and accounting fees............................................................      49,826       43,152
  Reports to shareholders..................................................................      80,431       63,778
  Audit and tax fees.......................................................................      38,644       38,656
  Legal fees...............................................................................       9,082       15,934
  Trustees' fees and expenses..............................................................      15,362       10,904
  Fees paid to Prudential Global Funding, Inc. (Note 1)....................................     919,478      590,046
  Other expenses...........................................................................      27,700       17,686
                                                                                            -----------  -----------
   Total expenses before fee waivers, expense reimbursements and custody credits...........   5,196,768    3,214,037
   Net fees waived and expenses (reimbursed)/recouped by investment advisor (Note 3).......    (207,464)    (233,692)
   Custody credits earned on cash balances.................................................      (1,673)      (1,248)
                                                                                            -----------  -----------
   Net expenses............................................................................   4,987,631    2,979,097
                                                                                            -----------  -----------
Net investment income (loss)...............................................................   6,458,114    5,013,923
                                                                                            -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).....................................  (1,177,097)      (6,539)
Net realized gain (loss) on futures contracts and options contracts........................  11,840,348   14,771,876
                                                                                            -----------  -----------
Net realized gain (loss) on investments....................................................  10,663,251   14,765,337
                                                                                            -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).............   4,742,327    1,297,163
Change in unrealized appreciation (depreciation) on futures contracts and options contracts  (5,572,911)  (4,683,365)
                                                                                            -----------  -----------
Net unrealized gain (loss) on investments..................................................    (830,584)  (3,386,202)
                                                                                            -----------  -----------
Net realized and unrealized gain (loss) on investments.....................................   9,832,667   11,379,135
                                                                                            -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................ $16,290,781  $16,393,058
                                                                                            ===========  ===========

                                                                                             2020 High
                                                                                             Watermark
                                                                                            -----------
INCOME:
Interest (unaffiliated).................................................................... $ 3,221,142
                                                                                            -----------
Expenses:
  Investment advisory and management fees..................................................     425,641
  Distribution and service maintenance fees:
   Class A.................................................................................     133,388
   Class C.................................................................................     157,056
  Service fees Class I.....................................................................      29,167
  Transfer agent fees and expenses:
   Class A.................................................................................      91,663
   Class C.................................................................................      40,176
   Class I.................................................................................      26,410
  Registration fees:
   Class A.................................................................................      18,395
   Class C.................................................................................      12,979
   Class I.................................................................................       6,299
  Custodian and accounting fees............................................................      19,227
  Reports to shareholders..................................................................      26,783
  Audit and tax fees.......................................................................      38,644
  Legal fees...............................................................................      14,480
  Trustees' fees and expenses..............................................................       4,294
  Fees paid to Prudential Global Funding, Inc. (Note 1)....................................     229,192
  Other expenses...........................................................................      13,117
                                                                                            -----------
   Total expenses before fee waivers, expense reimbursements and custody credits...........   1,286,911
   Net fees waived and expenses (reimbursed)/recouped by investment advisor (Note 3).......    (157,890)
   Custody credits earned on cash balances.................................................      (1,286)
                                                                                            -----------
   Net expenses............................................................................   1,127,735
                                                                                            -----------
Net investment income (loss)...............................................................   2,093,407
                                                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).....................................     (68,606)
Net realized gain (loss) on futures contracts and options contracts........................   6,533,603
                                                                                            -----------
Net realized gain (loss) on investments....................................................   6,464,997
                                                                                            -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).............      81,467
Change in unrealized appreciation (depreciation) on futures contracts and options contracts  (1,895,479)
                                                                                            -----------
Net unrealized gain (loss) on investments..................................................  (1,814,012)
                                                                                            -----------
Net realized and unrealized gain (loss) on investments.....................................   4,650,985
                                                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................ $ 6,744,392
                                                                                            ===========

See Notes to Financial Statements

        AIG Series Trust
        STATEMENT OF CHANGES IN NET ASSETS

                                                                        2010 High Watermark         2015 High Watermark
                                                                    --------------------------  --------------------------
                                                                       For the       For the       For the       For the
                                                                     year ended    year ended    year ended    year ended
                                                                     October 31,   October 31,   October 31,   October 31,
                                                                        2007          2006          2007          2006
                                                                    ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income (loss)..................................... $  6,458,114  $  6,930,607  $  5,013,923  $  3,898,096
  Net realized gain (loss) on investments and foreign currencies...   10,663,251     1,116,426    14,765,337     2,328,859
  Net unrealized gain (loss) on investments and foreign currencies.     (830,584)   11,816,767    (3,386,202)    8,754,019
                                                                    ------------  ------------  ------------  ------------
Net Increase (decrease) in net assets resulting from operations....   16,290,781    19,863,800    16,393,058    14,980,974
                                                                    ------------  ------------  ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)..................................   (3,459,846)   (2,280,194)   (2,428,561)     (953,101)
  Net investment income (Class C)..................................   (2,657,155)   (1,601,351)     (999,678)     (327,135)
  Net investment income (Class I)..................................     (885,454)     (500,701)     (797,199)     (341,946)
  Net realized gain on securities (Class A)........................   (5,195,203)     (667,043)   (5,749,513)     (483,638)
  Net realized gain on securities (Class C)........................   (5,361,832)     (732,021)   (3,039,636)     (274,939)
  Net realized gain on securities (Class I)........................   (1,127,269)     (117,948)   (1,639,489)     (136,947)
                                                                    ------------  ------------  ------------  ------------
Total distributions to shareholders................................  (18,686,759)   (5,899,258)  (14,654,076)   (2,517,706)
                                                                    ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from trust share
 transactions (Note 6).............................................  (47,052,129)  (28,355,269)   20,771,477    39,114,633
                                                                    ------------  ------------  ------------  ------------
Total increase (decrease) in net assets............................  (49,448,107)  (14,390,727)   22,510,459    51,577,901

NET ASSETS:
Beginning of period................................................  288,399,858   302,790,585   158,765,587   107,187,686
                                                                    ------------  ------------  ------------  ------------
End of period+..................................................... $238,951,751  $288,399,858  $181,276,046  $158,765,587
                                                                    ============  ============  ============  ============
--------
+ Includes accumulated undistributed net investment income (loss).. $  5,283,362  $  5,827,703  $  4,210,730  $  3,422,245
                                                                    ============  ============  ============  ============

                                                                       2020 High Watermark
                                                                    ------------------------
                                                                      For the      For the
                                                                    year ended   year ended
                                                                    October 31,  October 31,
                                                                       2007         2006
                                                                    -----------  -----------
OPERATIONS:
  Net investment income (loss)..................................... $ 2,093,407  $ 1,508,221
  Net realized gain (loss) on investments and foreign currencies...   6,464,997    1,208,342
  Net unrealized gain (loss) on investments and foreign currencies.  (1,814,012)   3,307,718
                                                                    -----------  -----------
Net Increase (decrease) in net assets resulting from operations....   6,744,392    6,024,281
                                                                    -----------  -----------

Distributions to shareholders from:
  Net investment income (Class A)..................................    (988,670)    (372,629)
  Net investment income (Class C)..................................    (330,151)     (85,807)
  Net investment income (Class I)..................................    (340,061)    (125,568)
  Net realized gain on securities (Class A)........................  (2,544,217)    (200,378)
  Net realized gain on securities (Class C)........................  (1,069,790)     (78,175)
  Net realized gain on securities (Class I)........................    (761,670)     (52,898)
                                                                    -----------  -----------
Total distributions to shareholders................................  (6,034,559)    (915,455)
                                                                    -----------  -----------
Net increase (decrease) in net assets resulting from trust share
 transactions (Note 6).............................................   9,246,042   17,465,639
                                                                    -----------  -----------
Total increase (decrease) in net assets............................   9,955,875   22,574,465

NET ASSETS:
Beginning of period................................................  60,269,079   37,694,614
                                                                    -----------  -----------
End of period+..................................................... $70,224,954  $60,269,079
                                                                    ===========  ===========
--------
+ Includes accumulated undistributed net investment income (loss).. $ 1,766,274  $ 1,331,749
                                                                    ===========  ===========

See Notes to Financial Statements

        AIG Series Trust
        FINANCIAL HIGHLIGHTS

                                        Net gain
                                        (loss) on
                     Net               investment                                               Net               Net
                    Asset                 (both               Dividends  Distributions         Asset            Assets
                    Value      Net      realized   Total from  from net      from       Total  Value            end of
                  beginning investment     and     investment investment net realized  Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------

                                                                    2010 HIGH WATERMARK FUND
                                                                    ------------------------
                                                                            Class A
-
6/25/04@-10/31/04  $10.00     $0.04      $ 0.18      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 53,942
11/01/04-10/31/05   10.22      0.18       (0.08)       0.10      (0.04)      (0.06)     (0.10)  10.22    0.95    134,161
11/01/05-10/31/06   10.22      0.27        0.45        0.72      (0.17)      (0.05)     (0.22)  10.72    7.15    126,810
11/01/06-10/31/07   10.72      0.28        0.40        0.68      (0.30)      (0.44)     (0.74)  10.66    6.70    102,736
                                                                            Class C
-
6/25/04@-10/31/04  $10.00     $0.03      $ 0.19      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $ 55,449
11/01/04-10/31/05   10.22      0.12       (0.10)       0.02      (0.02)      (0.06)     (0.08)  10.16    0.20    145,975
11/01/05-10/31/06   10.16      0.20        0.46        0.66      (0.11)      (0.05)     (0.16)  10.66    6.55    133,709
11/01/06-10/31/07   10.66      0.21        0.39        0.60      (0.22)      (0.44)     (0.66)  10.60    5.95    108,833
                                                                            Class I
-
2/18/05#-10/31/05  $10.34     $0.18      $(0.27)     $(0.09)    $   --      $   --     $   --  $10.25   (0.87)% $ 22,655
11/01/05-10/31/06   10.25      0.31        0.47        0.78      (0.21)      (0.05)     (0.26)  10.77    7.76     27,881
11/01/06-10/31/07   10.77      0.33        0.40        0.73      (0.35)      (0.44)     (0.79)  10.71    7.22     27,383

                                                                    2015 HIGH WATERMARK FUND
                                                                    ------------------------
                                                                            Class A
-
6/25/04@-10/31/04  $10.00     $0.05      $ 0.28      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $ 12,262
11/01/04-10/31/05   10.33      0.22        0.27        0.49      (0.04)      (0.09)     (0.13)  10.69    4.74     58,350
11/01/05-10/31/06   10.69      0.32        0.90        1.22      (0.16)      (0.08)     (0.24)  11.67   11.62     88,219
11/01/06-10/31/07   11.67      0.34        0.78        1.12      (0.32)      (0.76)     (1.08)  11.71   10.28    100,199
                                                                            Class C
-
6/25/04@-10/31/04  $10.00     $0.04      $ 0.29      $ 0.33     $   --      $   --     $   --  $10.33    3.30%  $  5,239
11/01/04-10/31/05   10.33      0.15        0.26        0.41      (0.03)      (0.09)     (0.12)  10.62    3.92     32,569
11/01/05-10/31/06   10.62      0.25        0.90        1.15      (0.10)      (0.08)     (0.18)  11.59   10.94     45,450
11/01/06-10/31/07   11.59      0.27        0.77        1.04      (0.25)      (0.76)     (1.01)  11.62    9.54     53,232
                                                                            Class I
-
2/18/05#-10/31/05  $10.75     $0.20      $(0.23)     $(0.03)    $   --      $   --     $   --  $10.72   (0.28)% $ 16,269
11/01/05-10/31/06   10.72      0.37        0.92        1.29      (0.21)      (0.08)     (0.29)  11.72   12.22     25,097
11/01/06-10/31/07   11.72      0.40        0.77        1.17      (0.37)      (0.76)     (1.13)  11.76   10.71     27,845

                 Ratio
                 of net
 Ratio of      investment
 expense       income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------





   1.65%(3)(4)    1.13%(3)(4)     0%
   1.65(4)        1.84(4)        73
   1.65(4)        2.57(4)        15
   1.65(4)        2.71(4)         2


   2.30%(3)(4)    0.49%(3)(4)     0%
   2.30(4)        1.20(4)        73
   2.30(4)        1.92(4)        15
   2.30(4)        2.06(4)         2


   1.15%(3)(4)    2.52%(3)(4)    73%
   1.18(4)        3.05(4)        15
   1.18(4)        3.18(4)         2





   1.65%(3)(4)    1.29%(3)(4)     0%
   1.65(4)        2.12(4)         1
   1.65(4)        2.94(4)         1
   1.65(4)        3.09(4)        14


   2.30%(3)(4)    0.65%(3)(4)     0%
   2.30(4)        1.47(4)         1
   2.30(4)        2.28(4)         1
   2.30(4)        2.44(4)        14


   1.15%(3)(4)    2.73%(3)(4)     1%
   1.18(4)        3.42(4)         1
   1.18(4)        3.56(4)        14

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 10/31/07
                                         ----------- -------- -------- --------
2010 High Watermark Fund Class A........      2.25%    0.03%    0.07%    0.04%
2010 High Watermark Fund Class C........      2.32     0.02     0.07     0.04
2010 High Watermark Fund Class I........        --     0.45     0.48     0.39
2015 High Watermark Fund Class A........     10.24     0.13     0.07     0.08
2015 High Watermark Fund Class C........     22.14     0.14     0.08     0.09
2015 High Watermark Fund Class I........        --     0.52     0.48     0.42

        AIG Series Trust
        FINANCIAL HIGHLIGHTS -- (continued)

                                        Net gain
                                        (loss) on
                     Net               investment                                               Net               Net
                    Asset                 (both               Dividends  Distributions         Asset            Assets
                    Value      Net      realized   Total from  from net    from net     Total  Value            end of
                  beginning investment     and     investment investment   realized    Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                      2020 HIGH WATERMARK FUND
                                                                      ------------------------
                                                                               Class A
-
6/25/04@-10/31/04  $10.00     $0.05      $ 0.24      $0.29      $   --      $   --     $   --  $10.29    2.90%  $ 4,152
11/01/04-10/31/05   10.29      0.21        0.45       0.66       (0.03)      (0.07)     (0.10)  10.85    6.42    22,847
11/01/05-10/31/06   10.85      0.34        1.03       1.37       (0.16)      (0.09)     (0.25)  11.97   12.75    34,897
11/01/06-10/31/07   11.97      0.37        0.84       1.21       (0.33)      (0.86)     (1.19)  11.99   10.88    41,679
                                                                               Class C
-
6/25/04@-10/31/04  $10.00     $0.03      $ 0.26      $0.29      $   --      $   --     $   --  $10.29    2.90%  $ 1,355
11/01/04-10/31/05   10.29      0.15        0.44       0.59       (0.02)      (0.07)     (0.09)  10.79    5.73     9,008
11/01/05-10/31/06   10.79      0.26        1.03       1.29       (0.09)      (0.09)     (0.18)  11.90   12.07    14,751
11/01/06-10/31/07   11.90      0.30        0.83       1.13       (0.27)      (0.86)     (1.13)  11.90   10.10    15,411
                                                                               Class I
-
2/18/05#-10/31/05  $10.88     $0.20      $(0.19)     $0.01      $   --      $   --     $   --  $10.89    0.09%  $ 5,841
11/01/05-10/31/06   10.89      0.39        1.04       1.43       (0.20)      (0.09)     (0.29)  12.03   13.34    10,621
11/01/06-10/31/07   12.03      0.43        0.83       1.26       (0.38)      (0.86)     (1.24)  12.05   11.32    13,135

                      Ratio
                      of net
   Ratio of         investment
   expense          income to
  to average         average        Portfolio
  net assets        net assets      Turnover
----------        ----------        ---------





   1.65%(3)(4)(5)    1.23%(3)(4)(5)     0%
   1.65(4)           2.07(4)            0
   1.65(4)           3.06(4)            0
   1.65(4)           3.27(4)            4


   2.30%(3)(4)(5)    0.59%(3)(4)(5)     0%
   2.30(4)           1.41(4)            0
   2.30(4)           2.42(4)            0
   2.30(4)           2.62(4)            4


   1.15%(3)(4)       2.73%(3)(4)        0%
   1.18(4)           3.55(4)            0
   1.18(4)           3.74(4)            4

--------
@  Commencement of operations.
#  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/04(3) 10/31/05 10/31/06 10/31/07
                                         ----------- -------- -------- --------
2020 High Watermark Fund Class A........    25.34%     0.43%    0.19%    0.17%
2020 High Watermark Fund Class C........    79.03      0.50     0.22     0.21
2020 High Watermark Fund Class I........       --      0.87     0.65     0.53

(5)Net of custody credits of 0.01%.

See Notes to Financial Statements

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2007 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds. 80.5%
                           U.S. Treasury Bills. 19.2%
                           Repurchase Agreement  0.1%
                                                ----
                                                99.8%
                                                ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2010 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2007

                                                Principal
                                                 Amount/
                                                  Shares        Value
                Security Description          Subject To Put   (Note 2)
       ------------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 80.5%
       U.S. Treasury Bonds -- 80.5%
         United States Treasury Bond Strip
          zero coupon due 08/15/10...........  $202,820,000  $182,107,819
         United States Treasury Bond Strip
          zero coupon due 08/15/10...........    11,500,000    10,311,498
                                                             ------------
       Total U.S. Government Obligations
          (cost $190,995,199)................                 192,419,317
                                                             ------------
       PUT OPTIONS PURCHASED -- 0.0%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index/November 2007/$1,430
          (cost $211,333)....................        38,250        57,375
                                                             ------------
       Total Long-Term Investment Securities
          (cost $191,206,532)................                 192,476,692
                                                             ------------
       SHORT-TERM INVESTMENT SECURITIES -- 19.2%
       U.S. Treasury Bills -- 19.2%
         United States Treasury Bills
          3.82% due 04/03/08.................     9,400,000     9,244,186
         United States Treasury Bills
          3.86% due 02/28/08.................     2,000,000     1,974,778
         United States Treasury Bills
          3.95% due 01/24/08.................     2,000,000     1,982,206
         United States Treasury Bills
          3.95% due 02/28/08(1)..............     6,300,000     6,220,551
         United States Treasury Bills
          4.33% due 01/24/08.................     7,850,000     7,780,158
         United States Treasury Bills
          4.59% due 12/06/07(1)..............    18,800,000    18,713,626
                                                             ------------
       Total Short-Term Investment Securities
          (cost $45,901,373).................                  45,915,505
                                                             ------------


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      REPURCHASE AGREEMENTS -- 0.1%
        Agreement with State Street Bank
         & Trust Co., bearing interest at
         2.50%, dated 10/31/07, to be repurchased
         11/01/07 in the
         amount of $141,010 and
         collateralized by $150,000 of
         Federal Home Loan Mtg. Disc. Notes,
         bearing interest at 4.20%, due
         05/14/08 and having an
         approximate value of
         $146,625 (cost $141,000).................  141,000  $    141,000
                                                             ------------
      TOTAL INVESTMENTS --
         (cost $237,248,905)(2)...................     99.8%  238,533,197
      Other assets less liabilities...............      0.2       418,554
                                                    -------  ------------
      NET ASSETS --                                   100.0% $238,951,751
                                                    =======  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                 Shares
                                                 Subject    Value
                   Security Description          To Call   (Note 2)
           --------------------------------------------------------
           CALL OPTIONS WRITTEN -- (0.5%)+
           Index/Expiration Date/Exercise Price
             S&P 500 Index/November 2007/$1,600
              (premiums received $307,596)...... (36,250) $(114,188)
                                                          =========

Open Futures Contracts
--------------------------------------------------------------------------------------
                                                             Value at     Unrealized
Number of                                        Value at   October 31,  Appreciation
Contracts      Description      Expiration Date Trade Date     2007     (Depreciation)
--------- --------------------- --------------- ----------- ----------- --------------
226 Long  S&P 500 Futures Index  December 2007  $87,085,989 $87,851,850    $765,861
                                                                           ========

See Notes to Financial Statements

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2007 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds. 55.3%
                           U.S. Treasury Bills. 43.9%
                           Repurchase Agreement  0.1%
                                                ----
                                                99.3%
                                                ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2015 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2007

                                                Principal
                                                 Amount/
                                                  Shares        Value
                Security Description          Subject To Put   (Note 2)
       ------------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 55.3%
       U.S. Treasury Bonds -- 55.3%
         United States Treasury Bond Strip
          zero coupon due 08/15/15
          (cost $99,565,330).................  $141,415,000  $100,220,103
                                                             ------------
       PUT OPTIONS PURCHASED -- 0.0%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index/November 2007/$1,430..        57,500        86,250
         S&P 500 Index/November 2007/$1,370..         3,750         1,875
                                                             ------------
       Total Put Options Purchased
          (cost $335,894)....................                      88,125
                                                             ------------
       Total Long-Term Investment Securities
          (cost $99,901,224).................                 100,308,228
                                                             ------------
       SHORT-TERM INVESTMENT SECURITIES -- 43.9%
       U.S. Treasury Bills -- 43.9%
         United States Treasury Bills
          3.80% due 04/03/08.................    20,000,000    19,668,480
         United States Treasury Bills
          3.86% due 02/28/08(1)..............     3,000,000     2,962,167
         United States Treasury Bills
          3.95% due 01/24/08.................     1,300,000     1,288,434
         United States Treasury Bills
          3.99% due 02/28/08.................     8,600,000     8,491,545
         United States Treasury Bills
          4.51% due 01/24/08(1)..............    17,480,000    17,324,481
         United States Treasury Bills
          4.60% due 12/06/07(1)..............    29,900,000    29,762,553
                                                             ------------
       Total Short-Term Investment Securities
          (cost $79,464,317).................                  79,497,660
                                                             ------------


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- 0.1%
       Agreement with State Street Bank
        & Trust Co., bearing interest at
        2.50%, dated 10/31/07, to be repurchased
        11/01/07 in the
        amount of $133,009 and
        collateralized by $140,000 of
        Federal Home Loan Mtg. Disc. Notes, bearing
        interest at 4.20%, due
        05/14/08 and having an approximate value of
        $136,850 (cost $133,000)....................  133,000  $    133,000
                                                               ------------
     TOTAL INVESTMENTS --
        (cost $179,498,541)(2)......................     99.3%  179,938,888
     Other assets less liabilities..................      0.7     1,337,158
                                                      -------  ------------
     NET ASSETS --                                      100.0% $181,276,046
                                                      =======  ============

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 5 for cost of investments on a tax basis.

                                                 Shares
                                                 Subject    Value
                   Security Description          To Call   (Note 2)
           --------------------------------------------------------
           CALL OPTIONS WRITTEN -- (0.0%)+
           Index/Expiration Date/Exercise Price
             S&P 500 Index/November 2007/$1,600. (51,750) $(163,012)
             S&P 500 Index/November 2007/$1,570.  (9,500)  (126,349)
                                                          ---------
           Total Call Options Written
              (premiums received $504,856)......          $(289,361)
                                                          =========

Open Futures Contracts
----------------------------------------------------------------------------------------
                                                              Value at      Unrealized
Number of                                         Value at   October 31,   Appreciation
Contracts      Description      Expiration Date  Trade Date     2007      (Depreciation)
--------- --------------------- --------------- ------------ ------------ --------------
410 Long  S&P 500 Futures Index  December 2007  $157,869,288 $159,377,250   $1,507,962
                                                                            ==========

See Notes to Financial Statements

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO PROFILE -- October 31, 2007 -- (unaudited)

Industry Allocation*

                           U.S. Treasury Bonds. 51.7%
                           U.S. Treasury Bills. 47.3%
                           Repurchase Agreement  0.2%
                                                ----
                                                99.2%
                                                ====

Credit Quality+#

                         Government -- Treasury 100.0%
                                                =====

--------
* Calculated as a percentage of net assets.
+ Source -- Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Series Trust -- 2020 High Watermark Fund
        PORTFOLIO OF INVESTMENTS -- October 31, 2007

                                                 Principal
                                                  Amount/
                                                   Shares       Value
                Security Description           Subject To Put  (Note 2)
       -----------------------------------------------------------------
       U.S. GOVERNMENT OBLIGATIONS -- 51.7%
       U.S. Treasury Bonds -- 51.7%
         United States Treasury Bond Strip
          zero coupon due 08/15/20............  $10,980,000   $ 5,934,119
         United States Treasury Bond Strip
          zero coupon due 08/15/20............   56,360,000    30,383,676
                                                              -----------
       Total U.S. Government Obligations
          (cost $36,420,582)..................                 36,317,795
                                                              -----------
       PUT OPTIONS PURCHASED -- 0.0%+
       Index/Expiration Date/Exercise Price
         S&P 500 Index / November 2007/$1,430.        5,000         7,500
         S&P 500 Index / November 2007/$1,370.        1,750           875
                                                              -----------
       Total Put Options Purchased
          (cost $36,349)......................                      8,375
                                                              -----------
       Total Long-Term Investment Securities
          (cost $36,456,931)..................                 36,326,170
                                                              -----------
       SHORT-TERM INVESTMENT SECURITIES -- 47.3%
       U.S. Treasury Bills -- 47.3%
         United States Treasury Bills
          3.78% due 04/03/08(1)...............   10,400,000    10,227,610
         United States Treasury Bills
          3.86% due 02/28/08..................    1,000,000       987,389
         United States Treasury Bills
          3.95% due 01/24/08..................      250,000       247,776
         United States Treasury Bills
          4.01% due 02/28/08(1)...............    3,500,000     3,455,862
         United States Treasury Bills
          4.37% due 01/24/08..................    6,550,000     6,491,724
         United States Treasury Bills
          4.60% due 12/06/07(1)...............   11,650,000    11,596,399
         United States Treasury Bills
          4.67% due 12/05/07..................      200,000       199,091
                                                              -----------
       Total Short-Term Investment Securities
          (cost $33,196,738)..................                 33,205,851
                                                              -----------


                                                      Principal   Value
                  Security Description                 Amount    (Note 2)
    ----------------------------------------------------------------------
    REPURCHASE AGREEMENTS -- 0.2%
      Repurchase Agreement with State Street Bank &
       Trust Co., bearing interest at 2.50%, dated
       10/31/07, to be repurchased 11/01/07 in the
       amount of $119,008 and collateralized Federal
       Home Loan Mtg. Disc. Notes, bearing interest
       at 4.20%, due 05/14/08 and having an
       approximate value of $122,188 (cost
       $119,000).....................................  119,000  $   119,000
                                                                -----------
    TOTAL INVESTMENTS --
       (cost $69,772,669)(2).........................     99.2%  69,651,021
    Other assets less liabilities....................      0.8      573,933
                                                       -------  -----------
    NET ASSETS --                                        100.0% $70,224,954
                                                       =======  ===========

--------
+  Non-income producing securities
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 2 for cost of investments on a tax basis.

                                                  Shares
                                                  Subject  Value
                    Security Description          to Call (Note 1)
            ------------------------------------------------------
            CALL OPTIONS WRITTEN -- (0.1%)
            Index/Expiration Date/Exercise Price
              S&P 500 Index/November 2007/$1,600. (2,500) $ (7,875)
              S&P 500 Index/November 2007/$1,570. (4,250)  (56,524)
                                                          --------
            Total Call Options Written
               (premiums received $50,426).......         $(64,399)
                                                          ========

Open Futures Contracts
--------------------------------------------------------------------------------------------
                                                                   Value at     Unrealized
Number of                                              Value at   October 31,  Appreciation
Contracts         Description         Expiration Date Trade Date     2007     (Depreciation)
--------- --------------------------- --------------- ----------- ----------- --------------
169 Long  S&P 500 Futures Index        December 2007  $65,077,886 $65,694,525    $616,639
3 Long    S&P 500 EMini Futures Index  December 2007      223,244     233,235       9,991
                                                                                 --------
                                                                                 $626,630
                                                                                 ========

See Notes to Financial Statements

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007

Note 1. Organization

   The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of four different investment funds (each, a "Fund" and collectively, the "Funds"), three of which were offered to shareholders as of October 31, 2007. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). An Investor may invest in one or more of the following Funds: 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund (each a "High Watermark Fund" and collectively the "High Watermark Funds"). The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2010 High Watermark Fund -- August 31, 2010; 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020. On April 9, 2007 and October 22, 2007, the Long Horizon Fund and the Short Horizon Income Fund, respectively, as series of the Trust, were liquidated. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund seeks high total return as a secondary objective. Each High Watermark Fund undertakes that on the Protected Maturity Date each shareholder in the High Watermark Fund will be entitled to redeem his or her outstanding shares for an amount no less than the Protected High Watermark Value (the "Payment Undertaking"). The Payment Undertaking is backed by a master agreement between the Trust, on behalf of the High Watermark Fund, and Prudential Global Funding, Inc. ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met. Please refer to the Funds' prospectus for details on these conditions.

   Each Fund is a "diversified" Fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the 2015 and 2020 High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I shares.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)


   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees (the "Board" or the "Trustees").

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: For repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management does not anticipate the adoption of FIN 48 to have a material impact on the financial statements.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment of cash or other liquid securities with the futures commission merchant ("the futures broker"). The Funds' activities in futures contracts are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)


   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   Transactions in call options written during the period ended October 31, 2007 are summarized as follows:

                                                    2010 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2006............    (234)   $  (489,271)
Options written....................................  (2,710)    (5,381,492)
Options terminated in closing purchase transactions   2,622      5,260,738
Options expired....................................     177        302,429
Options exercised..................................      --             --
                                                     ------    -----------
Options outstanding at October 31, 2007............    (145)   $  (307,596)
                                                     ======    ===========

                                                    2015 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2006............    (209)   $  (447,297)
Options written....................................  (2,867)    (6,346,373)
Options terminated in closing purchase transactions   2,691      6,041,775
Options expired....................................     140        247,039
Options exercised..................................      --             --
                                                     ------    -----------
Options outstanding at October 31, 2007............    (245)   $  (504,856)
                                                     ======    ===========

                                                    2020 High Watermark Fund
                                                    -----------------------
                                                    Number of    Premiums
                                                    Contracts    Received
                                                    ---------  -----------
Options outstanding at October 31, 2006............     (25)   $   (53,449)
Options written....................................    (287)      (588,129)
Options terminated in closing purchase transactions     263        558,732
Options expired....................................      22         32,420
Options exercised..................................      --             --
                                                     ------    -----------
Options outstanding at October 31, 2007............     (27)   $   (50,426)
                                                     ======    ===========

Note 3. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of the High Watermark Funds, has entered into Investment Advisory and Management Agreements (the "Agreements") with
   AIG SunAmerica. Under the Agreements, AIG SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, AIG SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of AIG SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. The investment advisory and management fee paid to AIG SunAmerica with

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)

   respect to each Fund is computed daily and payable monthly is as follows:
   0.65% of the average daily net assets of the High Watermark Funds. If a High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.

   Pursuant to the Subadvisory Agreements AIG SunAmerica has delegated portfolio management responsibilities to Trajectory Asset Management, LLC ("Trajectory" or the "Subadviser"). The Subadviser's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by AIG SunAmerica. The subadvisory fee will be calculated on the Fund-level and not by aggregating fees on a Trust-level. Effective as of September 1, 2006 until October 31, 2007, AIG SunAmerica agrees to pay the Subadviser a minimum annual fee equal to 0.26%, 0.25% and 0.20%, respectively, of the 2010, 2015 and 2020 High
   Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of AIG SunAmerica and the Subadviser, and subject to approval by the Board, including a majority of Trustees who are not parties to the Subadvisory Agreement or interested persons of any such party. Payments to the Subadviser for its services are made by AIG SunAmerica, not by the Funds. The Board approved the continuance of the minimum fee for a one year period ending October 31, 2008 on August 27, 2007.

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Fund's average net assets. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of Trustees who are not interested persons of the Trust or AIG SunAmerica as defined by the 1940 Act (the "Disinterested Trustees").

Fund                                     Percentage
----                                     ----------
2010 High Watermark Class A.............    1.65%
2010 High Watermark Class C.............    2.30
2010 High Watermark Class I.............    1.18
2015 High Watermark Class A.............    1.65
2015 High Watermark Class C.............    2.30
2015 High Watermark Class I.............    1.18
2020 High Watermark Class A.............    1.65
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18

   Further, any waivers and/or reimbursements made by AIG SunAmerica with respect to a Fund are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

   For the period ended October 31, 2007, pursuant to the contractual expense limitations in the above table, AIG SunAmerica has waived and/or reimbursed expenses as follows:

                                             Other
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2015 High Watermark.....................    $ 25,126
2020 High Watermark.....................      15,389

                                         Class Specific
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2010 High Watermark Class A.............    $ 70,513
2010 High Watermark Class C.............      57,905
2010 High Watermark Class I.............     108,834
2015 High Watermark Class A.............      61,743
2015 High Watermark Class C.............      39,004
2015 High Watermark Class I.............     107,819
2020 High Watermark Class A.............      54,207
2020 High Watermark Class C.............      29,725
2020 High Watermark Class I.............      58,569

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)


   For the period ended October 31, 2007, the amounts recouped by AIG Sun America were as follows:

Fund                        Amount
----                        -------
2010 High Watermark Class A $22,178
2010 High Watermark Class B   7,610

   As of October 31, 2007, the amount of expenses previously waived and/or reimbursed by AIG SunAmerica during the prior two years that remain subject to the recoupment are as follows:

                                           Other
                                          Expenses
Fund                                     Reimbursed
----                                     ----------
2010 High Watermark.....................  $57,712
2015 High Watermark.....................   35,690
2020 High Watermark.....................   23,382

                                         Class Specific
                                            Expenses
Fund                                       Reimbursed
----                                     --------------
2010 High Watermark Class A.............    $119,741
2010 High Watermark Class C.............     120,356
2010 High Watermark Class I.............     230,027
2015 High Watermark Class A.............     112,031
2015 High Watermark Class C.............      70,005
2015 High Watermark Class I.............     209,688
2020 High Watermark Class A.............     105,910
2020 High Watermark Class C.............      55,132
2020 High Watermark Class I.............     113,374

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the year ended October 31, 2007, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust on behalf of each Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and recordkeeping services to Class I shareholders. For the year ended October 31, 2007, SACS earned fees (see Statement of Operations) based upon aforementioned rates.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the year ended October 31, 2007, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                         Class A                    Class A       Class C
                          -------------------------------------- ------------- -------------
                                                                  Contingent    Contingent
                           Sales     Affiliated   Non-affiliated   Deferred      Deferred
Fund                      Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges
----                      -------- -------------- -------------- ------------- -------------
2010 High Watermark...... $275,662    $ 79,962       $154,643        $ --         $11,695
2015 High Watermark......  679,410     148,148        425,103         913           9,235
2020 High Watermark......  237,909      79,120        124,631           5           6,429

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the year ended October 31, 2007, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                     Payable at
Fund                                     Expenses October 31, 2007
----                                     -------- ----------------
2010 High Watermark Class A............. $251,521     $19,101
2010 High Watermark Class C.............  265,245      20,470
2010 High Watermark Class I.............   61,191       5,103
2015 High Watermark Class A.............  203,229      18,492
2015 High Watermark Class C.............  109,141       9,905
2015 High Watermark Class I.............   58,516       5,145
2020 High Watermark Class A.............   83,844       7,706
2020 High Watermark Class C.............   34,552       2,902
2020 High Watermark Class I.............   25,667       2,416

   At October 31, 2007, VALIC, an indirect wholly-owned subsidiary of AIG, owned 98.73%, 99.92% and 99.38% of the outstanding shares of the 2010 High Watermark Fund Class I, 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended October 31, 2007 were as follows:

                                             2010           2015           2020
                                        High Watermark High Watermark High Watermark
                                             Fund           Fund           Fund
                                        -------------- -------------- --------------
Purchases of U.S. government securities  $ 4,299,890    $19,820,128     $7,738,155
Sales of U.S. government securities....   43,135,907     13,003,685      1,288,200

Note 5. Federal Income Taxes

   At October 31, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                   2010           2015           2020
                                              High Watermark High Watermark High Watermark
                                                   Fund           Fund           Fund
                                              -------------- -------------- --------------
Cost.........................................  $238,033,717   $179,627,301   $69,850,585
                                               ============   ============   ===========
Appreciation.................................  $  1,483,816   $    692,543       145,607
Depreciation.................................      (984,336)      (380,956)     (345,171)
                                               ------------   ------------   -----------
Unrealized appreciation (depreciation) -- net  $    499,480   $    311,587   $  (199,564)
                                               ============   ============   ===========

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)


   The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from Section 1256 contracts and wash sales.

                                        Distributable Earnings              Tax Distributions
                               ---------------------------------------  -------------------------
                                              For the year ended October 31, 2007
                               ------------------------------------------------------------------
                                            Long-term      Unrealized
                                Ordinary  Gains/Capital   Appreciation   Ordinary     Long-term
Fund                             Income   Loss Carryover (Depreciation)   Income    Capital Gains
----                           ---------- -------------- -------------- ----------- -------------
2010 High Watermark........... $7,775,743   $2,722,834     $ 653,438    $11,926,439  $6,760,320
2015 High Watermark...........  8,190,353    6,022,261       559,356      8,387,492   6,266,584
2020 High Watermark...........  3,620,346    2,762,088      (171,590)     3,407,281   2,627,278

                       Tax Distributions
                    ------------------------
                       For the year ended
                        October 31, 2006
                    ------------------------
                     Ordinary    Long-Term
                      Income   Capital Gains
-                   ---------- -------------
2010 High Watermark $4,814,781  $1,084,477
2015 High Watermark  1,989,205     528,501
2020 High Watermark    716,481     198,974

   For the year ended October 31, 2007, there were no adjustments to the components of net assets arising from book/tax differences.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                               2010 High Watermark Fund
                        ------------------------------------------------------------------------------------------------------
                                              Class A                                             Class C
                        --------------------------------------------------  --------------------------------------------------
                                 For the                   For the                   For the                   For the
                               year ended                year ended                year ended                year ended
                            October 31, 2007          October 31, 2006          October 31, 2007          October 31, 2006
                        ------------------------  ------------------------  ------------------------  ------------------------
                          Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Shares sold............  1,106,139  $ 11,506,055   2,309,929  $ 23,885,720     900,612  $  9,261,921   2,378,919  $ 24,507,730
Reinvested shares......    723,851     7,347,043     242,333     2,498,450     648,845     6,585,759     184,193     1,899,035
Shares redeemed........ (4,024,176)  (41,623,567) (3,854,874)  (39,863,110) (3,833,871)  (39,706,760) (4,380,676)  (45,197,477)
                        ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease) (2,194,186) $(22,770,469) (1,302,612) $(13,478,940) (2,284,414) $(23,859,080) (1,817,564) $(18,790,712)
                        ==========  ============  ==========  ============  ==========  ============  ==========  ============

                                     2010 High Watermark Fund
                        --------------------------------------------------
                                              Class I
                        --------------------------------------------------
                                 For the                   For the
                               year ended                year ended
                            October 31, 2007          October 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    341,262  $  3,526,034     590,197  $  6,104,079
Reinvested shares......    198,298     2,012,722      59,947       618,648
Shares redeemed........   (571,702)   (5,961,336)   (270,322)   (2,808,344)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    (32,142) $   (422,580)    379,822  $  3,914,383
                        ==========  ============  ==========  ============

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)


                                                              2015 High Watermark Fund
                        ---------------------------------------------------------------------------------------------------
                                              Class A                                           Class C
                        --------------------------------------------------  -----------------------------------------------
                                 For the                   For the                  For the                  For the
                               year ended                year ended                year ended              year ended
                            October 31, 2007          October 31, 2006          October 31, 2007        October 31, 2006
                        ------------------------  ------------------------  -----------------------  ----------------------
                          Shares       Amount       Shares       Amount       Shares      Amount       Shares      Amount
                        ----------  ------------  ----------  ------------  ---------  ------------  ---------  -----------
Shares sold............  1,994,155  $ 22,399,175   3,147,733  $ 34,478,894  1,327,003  $ 14,798,270  1,470,515  $16,064,236
Reinvested shares......    675,473     7,382,653     119,283     1,308,537    311,483     3,401,343     46,935      514,406
Shares redeemed........ (1,671,401)  (18,730,313) (1,166,623)  (12,821,379)  (979,429)  (10,932,877)  (662,743)  (7,255,541)
                        ----------  ------------  ----------  ------------  ---------  ------------  ---------  -----------
Net increase (decrease)    998,227  $ 11,051,515   2,100,393  $ 22,966,052    659,057  $  7,266,736    854,707  $ 9,323,101
                        ==========  ============  ==========  ============  =========  ============  =========  ===========

                                     2015 High Watermark Fund
                        --------------------------------------------------
                                              Class I
                        --------------------------------------------------
                                 For the                   For the
                               year ended                year ended
                            October 31, 2007          October 31, 2006
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............    368,022  $  4,132,845     760,245  $  8,335,830
Reinvested shares......    222,732     2,436,688      43,655       478,893
Shares redeemed........   (365,791)   (4,116,307)   (179,266)   (1,989,243)
                        ----------  ------------  ----------  ------------
Net increase (decrease)    224,963  $  2,453,226     624,634  $  6,825,480
                        ==========  ============  ==========  ============

                                                          2020 High Watermark Fund
                        -------------------------------------------------------------------------------------------
                                           Class A                                        Class C
                        ---------------------------------------------  --------------------------------------------
                               For the                 For the                For the                For the
                              year ended             year ended              year ended             year ended
                           October 31, 2007       October 31, 2006        October 31, 2007       October 31, 2006
                        ---------------------  ----------------------  ---------------------  ---------------------
                         Shares      Amount      Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  ---------  -----------  --------  -----------  --------  -----------
Shares sold............  714,478  $ 8,159,214  1,312,154  $14,631,184   314,399  $ 3,574,404   575,961  $ 6,432,878
Reinvested shares......  296,094    3,307,365     49,392      553,189   104,516    1,165,339    13,149      147,271
Shares redeemed........ (448,731)  (5,120,261)  (552,841)  (6,116,907) (363,657)  (4,167,935) (184,271)  (2,053,722)
                        --------  -----------  ---------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  561,841  $ 6,346,318    808,705  $ 9,067,466    55,258  $   571,808   404,839  $ 4,526,427
                        ========  ===========  =========  ===========  ========  ===========  ========  ===========

                                   2020 High Watermark Fund
                        ---------------------------------------------
                                           Class I
                        ---------------------------------------------
                               For the                 For the
                              year ended             year ended
                           October 31, 2007       October 31, 2006
                        ---------------------  ----------------------
                         Shares      Amount      Shares      Amount
                        --------  -----------  ---------  -----------
Shares sold............  260,977  $ 2,996,124    380,111  $ 4,245,059
Reinvested shares......   98,545    1,101,732     15,920      178,466
Shares redeemed........ (152,692)  (1,769,940)   (49,277)    (551,779)
                        --------  -----------  ---------  -----------
Net increase (decrease)  206,830  $ 2,327,916    346,754  $ 3,871,746
                        ========  ===========  =========  ===========

Note 7. Line of Credit

   AIG Series Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed secured line of credit which is included in other expenses on the Statement of Operations. Borrowings under the committed secured line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. This committed secured line of credit was not used during the period ended October 31, 2007.

        AIG Series Trust
        NOTES TO FINANCIAL STATEMENTS -- October 31, 2007 -- (continued)


Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2007, none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon
   (i) his or her death or disability while a Trustee or (ii) the termination or his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                               Retirement Retirement Retirement
                                  Plan       Plan       Plan
                               Liability   Expense    Payments
-                              ---------- ---------- ----------
Fund                                As of October 31, 2007
----                           --------------------------------
2010 High Watermark...........   $6,506     $2,688      $ --
2015 High Watermark...........    2,586      1,441        --
2020 High Watermark...........      967        553        --

Note 10. Other Information

   The matter related to AIG's settlement with the SEC and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the SEC issued a permanent exemptive order (the "Order") pursuant to Section 9(c) of the 1940 Act, to AIG and certain affiliated persons of AIG, including AIG SunAmerica and SACS. The Order permits each entity to continue to provide advisory or distribution services to the Funds, as applicable. There has been no adverse impact on the Funds or the Funds' shareholders.

        AIG Series Trust
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of AIG Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the AIG Series Trust 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund, as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AIG Series Trust 2010 High Watermark Fund, 2015 High Watermark Fund, and 2020 High Watermark Fund as of October 31, 2007, the results of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                          /s/ Ernst & Young LLP

Houston, Texas
December 19, 2007

        AIG Series Trust
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2007 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

On August 27, 2007, the Board, including the Disinterested Trustees of the Funds,/1/ approved the continuation of the Investment Advisory and Management Agreement between the Trust on behalf of the Funds and AIG SunAmerica (the "Advisory Agreement") for a one-year period ending August 31, 2008 at a meeting held on August 27, 2007. At this same meeting, the Board also approved the continuation of the Subadvisory Agreements, as amended,/2/ between AIG SunAmerica, Trajectory, and the Trust (each a "Subadvisory Agreement" and together, the "Subadvisory Agreements") with respect to the High Watermark Funds and the Short Horizon Income Fund/3/ for a one-year period ending August 31, 2008.

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by the Adviser and Subadviser

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by AIG SunAmerica and Trajectory. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica would provide office space, accounting, legal, and compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Trajectory.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of AIG SunAmerica and concluded, based on their experience and interaction with AIG SunAmerica, that: (i) AIG SunAmerica is able to retain quality portfolio managers and other personnel; (ii) AIG SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) AIG SunAmerica had been responsive to requests of the Board; and (iv) AIG SunAmerica had kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered AIG SunAmerica's reputation and relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of July 31, 2007, AIG SunAmerica managed, advised and/or administered approximately $56.2 billion in assets. The Board also considered AIG SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Fund's prospectus. Additionally, the Board considered AIG SunAmerica's compliance and regulatory history, and noted that with respect to

--------
(1) The Funds include: (i) the 2010 High Watermark Fund, 2015 High Watermark Fund and 2020 High Watermark Fund and (ii) the Short Horizon Income Fund.
(2) The Subadvisory Agreements were amended in order to comply with the requirements of the exemptive rules relating to subadvisory affiliates (Rules 17a-10, 10f-3, 12d3-1 and 17e-1 under the 1940 Act) so that the Funds can rely on these provisions. These provisions permit certain exemptions for transactions with subadvisory affiliates.
(3) The Short Horizon Income Fund was liquidated on October 22, 2007.

        AIG Series Trust
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2007 -- (unaudited) (continued)

--------
(4) Please see Note 10 to the Financial Statements contained in this annual report for additional information regarding final resolution of this matter.

AIG's settlement with the SEC and other governmental authorities, AIG SunAmerica applied for a permanent exemptive order granting relief from the provisions of Section 9(a) of the 1940 Act./4/

The Board also considered the nature, quality and extent of subadvisory services provided by Trajectory. The Board observed that Trajectory is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each of the Funds. The Board reviewed Trajectory's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds and concluded, based on their experience with Trajectory, that: (i) Trajectory is able to retain high quality portfolio managers and other investment personnel; (ii) Trajectory exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreements; and (iii) Trajectory had been responsive to requests of the Board and of AIG SunAmerica. The Board considered that Trajectory has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also considered Trajectory's code of ethics, compliance and regulatory history. The Board noted that Trajectory has not experienced any material regulatory or compliance problems within the past two years, nor have they been involved in any material litigation or administrative proceedings that would potentially impact their ability to effectively serve as subadviser to the Funds. The Board concluded that the nature and extent of services to be provided by Trajectory under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance

The Board, including the Disinterested Trustees, also considered the investment performance of AIG SunAmerica and Trajectory with respect to the Funds. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as determined by Lipper, Inc. ("Lipper") and to an appropriate index or combination of indices. The Board also noted that it regularly reviews the performance of the Funds throughout the year.

In preparation for the August 27, 2007 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed each High Watermark Fund's annualized total returns for the prior one-, two- and three-year periods ended June 30, 2007, and reviewed the Short Horizon Income Fund's annualized total returns for the prior one-year period ended June 30, 2007.

Specifically, the Board considered that the 2010 High Watermark Fund ranked in the fifth quintile of its Peer Group for the relevant periods, the 2015 High Watermark Fund ranked in the fifth quintile for the two- and three-year periods, the 2020 High Watermark Fund ranked in the fifth quintile for the two-year period, and the Short Horizon Income Fund raked in the fifth quintile for the one-year period. However, the Board noted recent improvements in the performance of some of the Funds, including a second quintile and fourth quintile ranking for the one-year period for the 2020 Fund and 2015 Fund, respectively. The Board considered further that the High Watermark Funds are intended to be long-term investments. The Board also noted that the High Watermark Funds' underperformance against other targeted maturity funds may be due to the restrictions on the High Watermark Funds' investment techniques in the master agreement that backs the payment undertaking on these Funds.

Consideration of the Management Fee and Subadvisory Fees and the Cost of the Services and Profits to be Realized by the Adviser, Subadvisers and their Affiliates from the Relationship with the Funds

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Funds to AIG SunAmerica pursuant to the Advisory Agreement and the fees paid by AIG SunAmerica to Trajectory pursuant to the Subadvisory

        AIG Series Trust
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2007 -- (unaudited) (continued)

Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by AIG SunAmerica, Trajectory or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe. In considering the reasonableness of the management fee to be paid by each Fund to AIG SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to each class of the Funds. The Board compared each Fund's net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether AIG SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board did not consider services and fees paid under investment advisory contracts that AIG SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Funds since AIG SunAmerica informed the Board that there were no such Funds or accounts.

The Board also received and reviewed information regarding the fees paid by AIG SunAmerica to Trajectory pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information of each Fund's Peer Group that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group information as a whole was useful in assessing whether Trajectory was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by AIG SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by AIG SunAmerica and the amount of the management fees which it retained. The Board did not consider services and fees paid under investment advisory contracts that Trajectory has with other registered investment companies or other types of clients with similar investment strategies to the Funds since Trajectory informed the Board that there were no such Funds or accounts.

In connection with its renewal of the Subadvisory Agreements, the Board was also asked to approve the continuation of an arrangement whereby AIG SunAmerica agrees to pay a minimum annual fee to Trajectory (the "Minimum Fee Arrangement"). The Minimum Fee Arrangement was initially approved by the Board at its August 29, 2006 meeting, and continues in effect for successive annual periods ending October 31, upon mutual agreement of AIG SunAmerica and Trajectory, and subject to approval by the Board, including a majority of the Disinterested Trustees. The Minimum Fee Arrangement, which is reflected in the Subadvisory Agreements, provides that AIG SunAmerica pay Trajectory a minimum fee equal to the percentage of each Fund's average daily net assets, accrued daily and payable monthly, at the following rates: 0.26% for the 2010 High Watermark Fund; 0.25% for the 2015 High Watermark Fund; 0.20% for the 2020 High Watermark Fund; and 0.15% for the Short Horizon Income Fund. The Board noted that the Minimum Fee Arrangement provides for a reasonable allocation of fees among AIG SunAmerica and Trajectory and would result in AIG SunAmerica retaining less of the management fees. The Board further noted that the Minimum Fee Arrangement did not modify the services provided under the Subadvisory Agreements. The Board, including a majority of the Disinterested Trustees, approved the continuation of the Minimum Fee Arrangement for a one-year period ending October 31, 2008.

In addition, the Board received and reviewed financial statements relating to AIG SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by AIG SunAmerica and its affiliates that provide services to the Funds. In particular, the Board considered the profitability of AIG SunAmerica under the Advisory Agreement, and considered the profitability of AIG SunAmerica's affiliates under the Service Agreement, Rule 12b-1 Plans and Distribution Agreement. Additionally, the Board considered whether AIG SunAmerica, Trajectory and its affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of AIG SunAmerica, serves

        AIG Series Trust
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS -- October 31, 2007 -- (unaudited) (continued)

as custodian with respect to certain shareholder retirement accounts that are administered by AIG SunAmerica and receives a fee payable by the qualifying shareholders.

The Board also reviewed Trajectory's financial statements and considered whether Trajectory had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Funds to date.

The Board concluded that AIG SunAmerica and Trajectory had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that the Funds in the AIG SunAmerica complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board further noted that AIG SunAmerica has agreed to contractually cap the total annual operating expenses of each class of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to Trajectory's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors

In consideration of the Advisory Agreement and Subadvisory Agreements, the Board also received information regarding AIG SunAmerica's and Trajectory's brokerage and soft dollar practices. The Board considered that AIG SunAmerica and Trajectory are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered what, if any, benefits Trajectory derives from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to Trajectory in return for allocating brokerage, and noted that Trajectory has informed the Board that it does not presently pay commissions to soft dollar brokers.

Conclusion

After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreements with respect to the Funds, each for a one-year period ending August 31, 2008. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

        AIG Series Trust
        SHAREHOLDERS TAX INFORMATION -- October 31, 2007 -- (unaudited)

Certain tax information regarding the AIG Series Trust is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended October 31, 2007. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year end December 31, 2007. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2008.

During the year ended October 31, 2007, the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                         Net          Net         Net Long-   Qualifying % for the
                              Total   Investment   Short-Term       Term         70% Dividends
                            Dividends   Income   Capital Gains* Capital Gains  Received Deduction
                            --------- ---------- -------------- ------------- --------------------
2010 High Watermark Class A   $0.74     $0.30        $0.19          $0.25             -- %
2010 High Watermark Class C    0.66      0.22         0.19           0.25              --
2010 High Watermark Class I    0.79      0.35         0.19           0.25              --
2015 High Watermark Class A    1.08      0.32         0.30           0.46              --
2015 High Watermark Class C    1.01      0.25         0.30           0.46              --
2015 High Watermark Class I    1.13      0.37         0.30           0.46              --
2020 High Watermark Class A    1.19      0.33         0.34           0.52              --
2020 High Watermark Class C    1.13      0.27         0.34           0.52              --
2020 High Watermark Class I    1.24      0.38         0.34           0.52              --

For the year ended October 31, 2007, none of the dividends paid by the Funds are subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ending October 31, 2007 -- (unaudited)

2010 High Watermark Fund

For the annual period ended October 31, 2007, Class C shares of the 2010 High Watermark Fund returned 5.95%, lagging the Fund's Dow Jones Target Date 2010 benchmark, which returned 7.38% during the period.

Throughout the reporting period, the U.S. economy grew at a moderate pace extending the expansionary phase that began in late 2001. As the period progressed, this favorable economic growth was tempered by increasing concerns about rising energy prices, a growing housing recession, and the repricing of risk in credit markets. Additionally, the U.S. dollar came under increasing pressure and posted exchange rate losses against most other reserve currencies.

The Federal Reserve Board (the "Fed") sought to defuse growing concerns about risks, from subprime mortgages and other credit instruments, by injecting liquidity into the money markets via a special reduction in the discount rate on August 16, 2007, and reductions in the Federal Funds target rate of 50 basis points on September 18, 2007 and an additional 25 basis points on October 31, 2007.

While the actions of the Fed and foreign central banks appeared to calm U.S. equity markets, with the level of the S&P 500 Index rallying after each of the aforementioned Fed actions, a heightened concern for risk appeared to be priced into equity index options, in the form of higher implied volatility from the summer onwards. Credit spreads across numerous fixed income instruments also widened in the latter half of the reporting period, which is consistent with a heightened concern about risk among market participants.

Against a backdrop of rising implied volatility, the S&P 500 Index posted a strong total return of 14.6% from October 31, 2006 to October 31, 2007. U.S. Treasury securities also performed well over the period and appeared to benefit from a general shift in investor preference toward high grade assets. The five-year U.S. Treasury index posted a total return of 6.2% over the reporting period. In the face of the financial markets shifting tides during the annual period, the Fund consistently utilized its proprietary methodology to manage its exposure to the equity and fixed income markets. The Fund lagged the Dow Jones Target Maturity 2010 benchmark during the period due to its dynamic equity and fixed income allocation decisions. These decisions are driven by the fund's proprietary methodology which seeks to maximize risk-adjusted return in all market environments while simultaneously working to protect the high watermark value.

--------
Past performance is no guarantee of future results. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

The Ryan Labs US Treasury 5 Year index is a one-security index in which the current "on-the-run" 5 year maturity issue remains in the index until the date a new one is auctioned and settles. On settlement date, the new note is "rolled" into the index, and the old note is "rolled" out. Returns for the bond "rolling out" of the index are used up to, and including, the settlement date. Returns for the bonds "rolling into" the index are used on the date following settlement and thereafter. Data sets of daily historical returns and risk characteristics are available back to the inception of the indexes on December 31, 1996.

Dow Jones Target Maturity 2010: Target Date refers to the date that the invested capital will be needed. Standard Fiduciary practice for investments that have a target date for use is to reduce the risk in the portfolio as that date nears. The Dow Jones Target Date Indexes are appropriate for benchmarking balanced portfolios whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ending October 31, 2007 -- (unaudited)

Since inception, $10,000 invested in 2010 High Watermark Fund Class C shares would be valued at $11,561. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2010 Index would be valued at $12,623.

                                     [CHART]

                2010 High Watermark               Dow Jones Target
                    Fund Class C@               Maturity 2010 Index
                    ------------                -------------------
 6/24/2004             $10,000
 6/30/2004              10,020                       $10,000.00
 7/31/2004               9,930                         9,863.82
 8/31/2004              10,050                         9,970.68
 9/30/2004              10,110                        10,102.93
10/31/2004              10,220                        10,232.50
11/30/2004              10,260                        10,424.58
12/31/2004              10,452                        10,647.24
 1/31/2005              10,331                        10,549.64
 2/28/2005              10,362                        10,615.64
 3/31/2005              10,200                        10,505.05
 4/30/2005              10,210                        10,450.22
 5/31/2005              10,412                        10,714.69
 6/30/2005              10,412                        10,825.67
 7/31/2005              10,482                        10,985.50
 8/31/2005              10,523                        11,034.79
 9/30/2005              10,472                        11,001.98
10/31/2005              10,241                        10,851.93
11/30/2005              10,422                        11,036.22
12/31/2005              10,451                        11,121.49
 1/31/2006              10,594                        11,280.65
 2/28/2006              10,543                        11,300.73
 3/31/2006              10,563                        11,319.17
 4/30/2006              10,635                        11,327.24
 5/31/2006              10,420                        11,204.29
 6/30/2006              10,369                        11,229.39
 7/31/2006              10,471                        11,279.80
 8/31/2006              10,645                        11,476.10
 9/30/2006              10,799                        11,597.29
10/31/2006              10,911                        11,755.04
11/30/2006              11,034                        11,930.38
12/31/2006              11,015                        11,899.13
 1/31/2007              11,070                        11,971.54
 2/28/2007              11,048                        12,081.74
 3/31/2007              11,081                        12,111.05
 4/30/2007              11,244                        12,258.69
 5/31/2007              11,299                        12,354.63
 6/30/2007              11,212                        12,259.72
 7/31/2007              11,190                        12,164.70
 8/31/2007              11,277                        12,297.54
 9/30/2007              11,462                        12,468.56
10/31/2007              11,561                        12,622.60


                      Class A            Class C            Class I
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   2010 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Watermark Fund  Return   Return+   Return   Return+   Return   Return+
1 Year Return     0.60%     6.70%    4.96%     5.95%    7.22%     7.22%
-------------------------------------------------------------------------
5 Year Return       N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  3.21%    17.95%    4.42%    15.61%    5.15%    14.53%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05
@ Returns of Class C shares have replaced the returns of Class A shares in the graph because Class C currently has the largest amount of net assets of any class of the Fund.

For the 12 month period ending October 31, 2007, the 2010 High Watermark Class C returned 4.96%, compared to 7.38% for the Dow Jones Target Maturity 2010 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ending October 31, 2007 -- (unaudited)

2015 High Watermark Fund

For the annual period ended October 31, 2007, Class A shares of the 2015 High Watermark Fund returned 10.28%, outperforming the Fund's Dow Jones Target Date 2015 benchmark, which returned 8.80% during the period.

Throughout the reporting period, the U.S. economy grew at a moderate pace extending the expansionary phase that began in late 2001. As the period progressed, this favorable economic growth was tempered by increasing concerns about rising energy prices, a growing housing recession, and the repricing of risk in credit markets. Additionally, the U.S. dollar came under increasing pressure and posted exchange rate losses against most other reserve currencies.

The Federal Reserve Board (the "Fed") sought to defuse growing concerns about risks, from subprime mortgages and other credit instruments, by injecting liquidity into the money markets via a special reduction in the discount rate on August 16, 2007, and reductions in the Federal Funds target rate of 50 basis points on September 18, 2007 and an additional 25 basis points on October 31, 2007.

While the actions of the Fed and foreign central banks appeared to calm U.S. equity markets, with the level of the S&P 500 Index rallying after each of the aforementioned Fed actions, a heightened concern for risk appeared to be priced into equity index options, in the form of higher implied volatility from the summer onwards. Credit spreads across numerous fixed income instruments also widened in the latter half of the reporting period, which is consistent with a heightened concern about risk among market participants.

Against a backdrop of rising implied volatility, the S&P 500 Index posted a strong total return of 14.6% from October 31, 2006 to October 31, 2007. U.S. Treasury securities also performed well over the period and appeared to benefit from a general shift in investor preference toward high grade assets. The 10-year U.S. Treasury index posted a total return of 6.8% over the reporting period. The Fund had a higher exposure both to the equity markets and to U.S. Treasury securities than did the benchmark. These higher exposures contributed to the Fund's favorable relative performance over the reporting period.

--------
Past performance is no guarantee of future results. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

The Ryan Labs US Treasury 10 Year index is a one-security index in which the current "on-the-run" 10 year maturity issue remains in the index until the date a new one is auctioned and settles. On settlement date, the new note is "rolled" into the index, and the old note is "rolled" out. Returns for the bond "rolling out" of the index are used up to, and including, the settlement date. Returns for the bonds "rolling into" the index are used on the date following settlement and thereafter. Data sets of daily historical returns and risk characteristics are available back to the inception of the indexes on December 31, 1996.

Dow Jones Target Maturity 2015: Target Date refers to the date that the invested capital will be needed. Standard Fiduciary practice for investments that have a target date for use is to reduce the risk in the portfolio as that date nears. The Dow Jones Target Date Indexes are appropriate for benchmarking balanced portfolios whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ending October 31, 2007 -- (unaudited)

Since inception, $10,000 invested in 2015 High Watermark Fund Class A shares would have increased to $12,552. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2015 Index would be valued at $13,106.


                                    [CHART]

              2015 High Watermark       Dow Jones Target
                  Fund Class A#        Maturity 2015 Index
                  -------------        -------------------
 6/24/2004         $9,425
 6/30/2004          9,453                   $10,000.00
 7/31/2004          9,293                     9,800.04
 8/31/2004          9,482                     9,885.04
 9/30/2004          9,585                    10,043.89
10/31/2004          9,736                    10,185.53
11/30/2004          9,877                    10,452.16
12/31/2004         10,236                    10,710.04
 1/31/2005         10,121                    10,564.02
 2/28/2005         10,179                    10,666.33
 3/31/2005          9,950                    10,541.04
 4/30/2005          9,978                    10,428.38
 5/31/2005         10,350                    10,738.83
 6/30/2005         10,407                    10,865.75
 7/31/2005         10,522                    11,107.55
 8/31/2005         10,608                    11,126.89
 9/30/2005         10,503                    11,121.90
10/31/2005         10,198                    10,942.74
11/30/2005         10,503                    11,204.83
12/31/2005         10,583                    11,279.16
 1/31/2006         10,748                    11,526.03
 2/28/2006         10,748                    11,535.49
 3/31/2006         10,700                    11,600.71
 4/30/2006         10,739                    11,614.00
 5/31/2006         10,436                    11,416.64
 6/30/2006         10,417                    11,439.64
 7/31/2006         10,544                    11,454.91
 8/31/2006         10,875                    11,674.81
 9/30/2006         11,139                    11,815.98
10/31/2006         11,382                    12,046.80
11/30/2006         11,646                    12,264.70
12/31/2006         11,619                    12,248.21
 1/31/2007         11,705                    12,369.42
 2/28/2007         11,652                    12,443.04
 3/31/2007         11,673                    12,491.00
 4/30/2007         12,005                    12,706.80
 5/31/2007         12,155                    12,894.14
 6/30/2007         11,887                    12,767.33
 7/31/2007         11,770                    12,575.84
 8/31/2007         11,952                    12,712.20
 9/30/2007         12,284                    12,929.31
10/31/2007         12,552                    13,106.45


                      Class A            Class C            Class I
                 ------------------ ------------------ ------------------
                 Average            Average            Average
   2015 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Watermark Fund  Return   Return+   Return   Return+   Return   Return+
1 Year Return     3.95%    10.28%    8.54%     9.54%   10.71%    10.71%
-------------------------------------------------------------------------
5 Year Return       N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  7.01%    33.18%    8.25%    30.45%    8.25%    23.89%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05 # For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending October 31, 2007, the 2015 High Watermark Class A returned 3.95%, compared to 8.80% for the Dow Jones Target Maturity 2015 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ending October 31, 2007 -- (unaudited)

2020 High Watermark Fund

For the annual period ended October 31, 2007, Class A shares of the 2020 High Watermark Fund returned 10.88%, outperforming the Fund's Dow Jones Target Date 2020 benchmark, which returned 10.16% during the period.

Throughout the reporting period, the U.S. economy grew at a moderate pace -- extending the expansionary phase that began in late 2001. As the period progressed, this favorable economic growth was tempered by increasing concerns about rising energy prices, a growing housing recession, and the repricing of risk in credit markets. Additionally, the U.S. dollar came under increasing pressure and posted exchange rate losses against most other reserve currencies.

The Federal Reserve Board (the "Fed") sought to defuse growing concerns about risks, from subprime mortgages and other credit instruments, by injecting liquidity into the money markets via a special reduction in the discount rate on August 16, 2007, and reductions in the Federal Funds target rate of 50 basis points on September 18, 2007 and an additional 25 basis points on October 31, 2007.

While the actions of the Fed and foreign central banks appeared to calm U.S. equity markets, with the level of the S&P 500 Index rallying after each of the aforementioned Fed actions, a heightened concern for risk appeared to be priced into equity index options, in the form of higher implied volatility from the summer onwards. Credit spreads across numerous fixed income instruments also widened in the latter half of the reporting period, which is consistent with a heightened concern about risk among market participants.

Against a backdrop of rising implied volatility, the S&P 500 Index posted a strong total return of 14.6% from October 31, 2006 to October 31, 2007. U.S. Treasury securities also performed well over the period and appeared to benefit from a general shift in investor preference toward high grade assets. The 10-year U.S. Treasury index posted a total return of 6.8% over the reporting period. The Fund had a higher exposure both to the equity markets and to U.S. Treasury securities than did the benchmark. These higher exposures contributed to the Fund's favorable relative performance over the reporting period.

--------
Past performance is no guarantee of future results. The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. Indices are not managed and an investor cannot invest directly into an index.

The Ryan Labs US Treasury 10 Year index is a one-security index in which the current "on-the-run" 10 year maturity issue remains in the index until the date a new one is auctioned and settles. On settlement date, the new note is "rolled" into the index, and the old note is "rolled" out. Returns for the bond "rolling out" of the index are used up to, and including, the settlement date. Returns for the bonds "rolling into" the index are used on the date following settlement and thereafter. Data sets of daily historical returns and risk characteristics are available back to the inception of the indexes on December 31, 1996.

Dow Jones Target Maturity 2020: Target Date refers to the date that the invested capital will be needed. Standard Fiduciary practice for investments that have a target date for use is to reduce the risk in the portfolio as that date nears. The Dow Jones Target Date Indexes are appropriate for benchmarking balanced portfolios whose allocations are automatically adjusted to reduce potential risk over time. Each index in the series allocates among U.S. stock, bond and cash subindexes on a monthly basis to measure predefined relative risk levels. This systematic reduction of risk occurs beginning 35 years prior to a defined target date.

        AIG Series Trust
        HIGH WATERMARK FUNDS PORTFOLIO COMMENTARY -- Fiscal Year Ending October 31, 2007 -- (unaudited)

Since inception, $10,000 invested in 2020 High Watermark Fund Class A shares would have increased to $12,905. The same amount invested in securities mirroring the performance of the Dow Jones Target Maturity 2020 Index would be valued at $13,573.

                                    [CHART]
                     2020 High Watermark            Dow Jones Target Maturity
                        Fund Class A#                     2020 Index
                    ---------------------           -------------------------
    6/24/2004            $9,425
    6/30/2004             9,444                          $10,000.00
    7/31/2004             9,246                            9,737.28
    8/31/2004             9,425                            9,800.91
    9/30/2004             9,529                            9,985.55
   10/31/2004             9,698                           10,138.76
   11/30/2004             9,896                           10,477.36
   12/31/2004            10,274                           10,769.75
    1/31/2005            10,217                           10,576.07
    2/28/2005            10,283                           10,713.87
    3/31/2005            10,055                           10,574.12
    4/30/2005            10,084                           10,404.92
    5/31/2005            10,521                           10,759.84
    6/30/2005            10,607                           10,902.26
    7/31/2005            10,711                           11,223.10
    8/31/2005            10,806                           11,214.08
    9/30/2005            10,645                           11,235.42
   10/31/2005            10,321                           11,031.65
   11/30/2005            10,654                           11,355.31
   12/31/2005            10,802                           11,421.33
    1/31/2006            10,938                           11,758.47
    2/28/2006            10,986                           11,756.90
    3/31/2006            10,821                           11,890.71
    4/30/2006            10,772                           11,917.15
    5/31/2006            10,442                           11,643.60
    6/30/2006            10,471                           11,666.81
    7/31/2006            10,607                           11,631.87
    8/31/2006            10,977                           11,871.59
    9/30/2006            11,317                           12,029.28
   10/31/2006            11,638                           12,321.07
   11/30/2006            11,949                           12,574.76
   12/31/2006            11,893                           12,580.98
    1/31/2007            11,957                           12,757.23
    2/28/2007            11,914                           12,782.68
    3/31/2007            11,904                           12,856.35
    4/30/2007            12,356                           13,140.19
    5/31/2007            12,549                           13,418.28
    6/30/2007            12,226                           13,259.16
    7/31/2007            12,022                           12,969.80
    8/31/2007            12,248                           13,109.50
    9/30/2007            12,646                           13,372.84
   10/31/2007            12,905                           13,573.06

                      Class A            Class C            Class I
---------------- ------------------ ------------------ ------------------
                 Average            Average            Average
   2020 High     Annual  Cumulative Annual  Cumulative Annual  Cumulative
 Watermark Fund  Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     4.51%    10.88%    9.10%    10.10%   11.32%    11.32%
-------------------------------------------------------------------------
5 Year Return       N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
10 Year Return      N/A       N/A      N/A       N/A      N/A       N/A
-------------------------------------------------------------------------
Since Inception*  7.90%    36.92%    9.18%    34.25%    9.02%    26.29%
-------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
* Inception Date - Class A: 06/25/04; Class C: 06/25/04; Class I: 02/18/05 # For the purposes of the graph, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.

For the 12 month period ending October 31, 2007, the 2020 High Watermark Class A returned 4.51%, compared to 10.16% for the Dow Jones Target Maturity 2020 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited)

The following table contains basic information regarding the Trustees who oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                             Number of
                        Position     Term of                                                  Funds in
        Name,          Held With    Office and                                              Fund Complex
     Address and       SunAmerica   Length of              Principal Occupations            Overseen by
    Date of Birth*      Complex   Time Served(4)            During Past 5 Years              Trustee(1)
---------------------- ---------- -------------- ------------------------------------------ ------------

DISINTERESTED TRUSTEES
Jeffrey S. Burum        Trustee    2004-present  Founder, Chairman and CEO of                    41
DOB: February 27, 1963                           Southern California Development
                                                 Corporation/ National Housing
                                                 Development Corp.; Founder, Owner
                                                 and Partner of Colonies Crossroads, Inc.
                                                 (1992 to present); Owner and Managing
                                                 Member of Diversified Pacific
                                                 Development Group, LLC (June 1998 to
                                                 present).

Dr. Judith L. Craven    Trustee    2004-present  Retired.                                        89
DOB: October 6, 1945




William F. Devin        Trustee    2004-present  Retired.                                        90
DOB: December 30, 1938

Samuel M. Eisenstat     Chairman   2004-present  Attorney, solo practitioner.                    51
DOB: March 7, 1940      of the
                        Board

Stephen J. Gutman       Trustee    2004-present  Senior Associate, Corcoran Group (Real          51
DOB: May 10, 1943                                Estate) (October 2003-present);
                                                 President and Member of Managing
                                                 Directors, Beau Brummell-Soho, LLC
                                                 (licensing of menswear specialty
                                                 retailing and other activities) (June 1988
                                                 to present).

William J. Shea         Trustee    2004-present  Managing Partner, DLB Capital, LLC              51
DOB: February 9, 1948                            (Private Equity) (2006-present);
                                                 President and CEO, Conseco, Inc.
                                                 (Financial Services) (2001 to 2004);
                                                 Chairman of the Board of Centennial
                                                 Technologies, Inc. (1998 to 2001).

INTERESTED TRUSTEE
Peter A. Harbeck(3)     Trustee    2004-present  President, CEO and Director, AIG                98
DOB: January 23, 1954                            SunAmerica (August 1995 to present);
                                                 Director, AIG SunAmerica Capital
                                                 Services, Inc. ("SACS") (August 1993 to
                                                 present); President and CEO, AIG
                                                 Advisor Group, Inc. (June 2004 to
                                                 present).


        Name,
     Address and                  Other Directorships
    Date of Birth*                Held by Trustee(2)
---------------------- ------------------------------------------

DISINTERESTED TRUSTEES
Jeffrey S. Burum       None
DOB: February 27, 1963








Dr. Judith L. Craven   Director, Belo Corporation (1992 to
DOB: October 6, 1945   present); Director, Sysco Corporation
                       (1996 to present); Director, Luby's Inc.
                       (1998 to present); Director, University of
                       Texas Board of Regents (2001-Present).

William F. Devin       Director, Boston Options Exchange
DOB: December 30, 1938 (1985-Present).

Samuel M. Eisenstat    Director, North European Oil Royalty
DOB: March 7, 1940     Trust.


Stephen J. Gutman      None
DOB: May 10, 1943






William J. Shea        Director, Boston Private Holdings
DOB: February 9, 1948  (October 2004 to present).





INTERESTED TRUSTEE
Peter A. Harbeck(3)    None
DOB: January 23, 1954






        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited) (continued)

                                                                                           Number of
                        Position     Term of                                                Funds in
        Name,          Held With    Office and                                            Fund Complex
     Address and       SunAmerica   Length of             Principal Occupations           Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)           During Past 5 Years             Trustee(1)  Held by Trustee(2)
---------------------- ---------- -------------- ---------------------------------------- ------------ -------------------

OFFICERS
John T. Genoy*         President   Dec. 2007-    Chief Financial Officer, AIG                 N/A      N/A
DOB: November 8, 1968              present       SunAmerica (April 2002 to present);
                                                 Senior Vice President, AIG SunAmerica
                                                 (June 2003 to present); Chief Operating
                                                 Officer, AIG SunAmerica (July 2006 to
                                                 present).

Donna M. Handel        Treasurer   2004-present  Senior Vice President, AIG SunAmerica        N/A      N/A
DOB: June 25, 1966                               (December 2004 to present); Vice
                                                 President, AIG SunAmerica (1997 to
                                                 December 2004); Assistant Treasurer
                                                 (1993 to 2002)

Gregory N. Bressler    Secretary   2005-present  Senior Vice President and General            N/A      N/A
DOB: November 17, 1966 and Chief                 Counsel, AIG SunAmerica (June 2005 to
                       Legal                     Present); Vice President and Director of
                       Officer                   U.S. Asset Management Compliance,
                                                 Goldman Sachs Asset Management, L.P.
                                                 (June 2004 to June 2005); Deputy
                                                 General Counsel, Credit Suisse Asset
                                                 Management, LLC. (June 2002-June
                                                 2004); Counsel, Credit Suisse Asset
                                                 Management, LLC (January 2000-June
                                                 2002).

James Nichols          Vice        2006-present  Director, President and CEO, AIG             N/A      N/A
DOB: April 7, 1966     President                 SACS (July 2006 to present); Senior
                                                 Vice President, SACS (March 2002 to
                                                 July 2006); Vice President, AIG
                                                 SunAmerica (1995 to March 2002).

Cynthia Gibbons        Vice        2002-present  Vice President, AIG SunAmerica and           N/A      N/A
DOB: December 6, 1967  President                 Variable Annuity Life Insurance
                       and Chief                 Company (August 2002 to present);
                       Compliance                Securities Compliance Manager,
                       Officer                   American General Investment
                                                 Management, (June 2000-August 2002).

Gregory R. Kingston    Vice        2002-present  Vice President, SAAMCo (2001-                N/A      N/A
DOB: January 18, 1966  President                 present); Formerly, Vice President,
                       and                       American General Investment
                       Assistant                 Management, L.P. (1999-2001).
                       Treasurer

Nori L. Gabert         Vice        2002-present  Vice President and Deputy General            N/A      N/A
DOB: August 15, 1953   President                 Counsel, AIG SunAmerica (2001-
                       and                       present); Vice President and Secretary,
                       Assistant                 VALIC Company I and VALIC
                       Secretary                 Company II (2000-present) Formerly,
                                                 Associate General Counsel, American
                                                 General Corporation, (1997 to 2001).

Matthew J. Hackethal   Anti-Money  2006-present  Senior Compliance Manager, AIG               N/A      N/A
DOB: December 31, 1971 Laundering                SunAmerica (November 2006 to
                       Compliance                present); Vice President, Credit Suisse
                       Officer                   Asset Management (May 2001 to
                                                 October 2006); CCO, Credit Suisse
                                                 Alternative Funds (November 2005 to
                                                 October 2006); CCO Credit Suisse Asset
                                                 Management Securities, Inc. (April 2004
                                                 to August 2005).

--------
/* /On December 10, 2007, John Genoy was elected the President and chief executive officer of the Fund and will replace Vincent Marra.

        AIG Series Trust
        TRUSTEE AND OFFICER INFORMATION -- (unaudited) (continued)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), the Trust (4 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Fund (4 funds).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available without charge by calling (800) 858-8850.

[LOGO] AIG SunAmerica
       Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees                       VOTING PROXIES ON FUND     DISCLOSURE OF QUARTERLY
 Jeffrey S. Burum                        PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 Dr. Judith L. Craven                    A description of the       The Trust is required to
 William F. Devin                        policies and proce-dures   file its com-plete
 Samuel M. Eisenstat                     that the Trust uses to     schedule of portfolio
 Stephen J. Gutman                       determine how to vote      holdings with the U.S.
 Peter A. Harbeck                        proxies related to         Securities and Exchange
 William J. Shea                         securities held in a       Commission for its first
                                         Fund's portfolio, which    and third fiscal quarters
Officers                                 is available in the        on Form N-Q. The Trust's
 John T. Genoy, President                Trust's Statement of       Forms N-Q are available
   and Chief Executive                   Additional Information,    on the U.S. Securities
   Officer                               may be ob-tained without   and Exchange Commission
 Donna M. Handel,                        charge upon request, by    website at www.sec.gov.
   Treasurer                             calling (800) 858-8850.    You can also review and
 James Nichols, Vice                     The in-formation is also   obtain copies of the
   President                             available from the EDGAR   Forms N-Q at the U.S.
 Gregory N. Bressler,                    database on the U.S.       Securities and Ex-change
   Chief Legal Officer                   Secu-rities and Exchange   Commission Public
   and Secretary                         Commission's website at    Reference Room in
 Nori L. Gabert, Vice                    http://www.sec.gov.        Washington DC
   President and                                                    (information on the
   Assistant Secretary                   DELIVERY OF SHAREHOLDER    operation of the Public
 Cynthia Gibbons, Vice                   DOCUMENTS                  Reference Room may be
   President and Chief                   The Funds have adopted a   obtained by calling
   Compliance Officer                    policy that allows them    1-800-SEC-0330).
 Gregory R. Kingston,                    to send only one copy of
   Vice President and                    a Fund's prospectus,       PROXY VOTING RECORD ON
   Assistant Treasurer                   proxy material, annual     FUND PORTFOLIO SECURITIES
 Kathleen Fuentes,                       report and semi-annual     Information regarding how
   Assistant Secretary                   report (the "shareholder   AIG Series Trust voted
 Chris Okeke, Assistant                  documents") to             proxies related to
   Treasurer                             shareholders with          securities held in AIG
 Matthew J. Hackethal,                   multiple accounts          Series Trust during the
   Anti-Money Laundering                 residing at the same       most recent twelve month
   Compliance Officer                    "household." This          period ended June 30 is
                                         practice is called         available, once filed
Investment Adviser                       householding and reduces   with the U.S. Securities
                                         Fund expenses, which       and Exchange Commission,
   AIG SunAmerica Asset Management Corp. benefits you and other     without charge, upon
 Harborside Financial                    shareholders. Unless the   request, by calling
   Center                                Funds receive              (800) 858-8850 or on the
 3200 Plaza 5                            instructions to the        U.S. Securities and
 Jersey City, NJ                         con-trary, you will only   Exchange Commission
   07311-4992                            receive one copy of the    website at
                                         shareholder documents.     http://www.sec.gov.
Distributor                              The Funds will continue
 AIG SunAmerica Capital                  to household the           This report is submitted
   Services, Inc.                        share-holder documents     solely for the general
 Harborside Financial                    indefinitely, until we     information of
   Center                                are instructed otherwise.  shareholders of the
 3200 Plaza 5                            If you do not wish to      Funds. Distribution of
 Jersey City, NJ                         participate in             this report to persons
   07311-4992                            householding please        other than shareholders
                                         contact Shareholder        of the Funds is
Shareholder Servicing                    Services at                authorized only in
Agent                                    (800) 858-8850 ext. 6010   con-nection with a
 AIG SunAmerica Fund                     or send a written request  currently effective
   Services, Inc.                        with your name, the name   pro-spectus, setting
 Harborside Financial                    of your fund(s) and your   forth details of the
   Center                                account number(s) to AIG   Funds, which must precede
 3200 Plaza 5                            SunAmerica Mutual Funds    or accom-pany this report.
 Jersey City, NJ                         c/o BFDS, P.O. Box
   07311-4992                            219186, Kansas City MO,
                                         64121-9186. We will
Custodian and Transfer                   resume individual
Agent                                    mailings for your account
 State Street Bank and                   within thirty (30) days
   Trust Company                         of receipt of your
 P.O. Box 419572                         request.
 Kansas City, MO
   64141-6572

                                    [GRAPHIC]



                                    [GRAPHIC]



[LOGO] AIG SunAmerica
       Mutual Funds
Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

HWANN-10/07

Item 2.  Code of Ethics

         AIG Series Trust ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                               2006        2007
         (a) Audit Fees ....................$ 111,280   $  70,830
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$  32,750   $  23,700
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2006           2007

         (b) Audit-Related Fees ............$       0   $             0
         (c) Tax Fees ......................$       0   $             0
         (d) All Other Fees ................$       0   $             0


    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C)of Rule 2-01 of Regulation S-X.

    (f)  Not Applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2007 and 2006 were $23,700 and $32,750, respectively.

    (h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: January 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: January 8, 2008

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: January 8, 2008